Leases - Schedule of Future Undiscounted Aggregate Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Undiscounted Aggregate Minimum Lease Payments [Abstract]
2025	$ 964,674
2026	617,182
2027	270,165
Total undiscounted future minimum lease payments	1,852,021
Less: amount representing interest	85,332
Total present value of operating lease liabilities	1,766,689
Less: current portion of operating lease liabilities	948,561	$ 861,087
Non-current portion of operating lease liabilities	$ 818,128	$ 1,643,076